Going concern - Additional Information (Detail) - USD ($) $ in Thousands		2 Months Ended	12 Months Ended
	Jan. 01, 2021	Feb. 28, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Going Concern [Line Items]
Net loss			$ 82,966	$ 108,790	$ 76,716
Accumulated losses			410,000
Share premium offset from accumulated losses			30,600
Cash and cash equivalents			31,183	$ 69,370	$ 138,640	$ 110,841
COVID-19 pandemic [Member]
Disclosure Of Going Concern [Line Items]
Cash and cash equivalents			$ 31,200
Potential Ordinary Share Transactions [Member]
Disclosure Of Going Concern [Line Items]
Additional funds raised from exercise of warrants		$ 22,100
Potential Ordinary Share Transactions [Member] | COVID-19 pandemic [Member]
Disclosure Of Going Concern [Line Items]
Additional funds raised from exercise of warrants	$ 55,600